Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Dec. 27, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	Dec. 29, 2017
Class A, C, & I Prospectus | Dreyfus Core Equity Fund | Class A
Prospectus:
Trading Symbol	DLTSX
Class A, C, & I Prospectus | Dreyfus Core Equity Fund | Class C
Prospectus:
Trading Symbol	DPECX
Class A, C, & I Prospectus | Dreyfus Core Equity Fund | Class I
Prospectus:
Trading Symbol	DPERX
Class A, C, I, & Y Prospectus | Dreyfus Floating Rate Income Fund | Class A
Prospectus:
Trading Symbol	DFLAX
Class A, C, I, & Y Prospectus | Dreyfus Floating Rate Income Fund | Class C
Prospectus:
Trading Symbol	DFLCX
Class A, C, I, & Y Prospectus | Dreyfus Floating Rate Income Fund | Class I
Prospectus:
Trading Symbol	DFLIX
Class A, C, I, & Y Prospectus | Dreyfus Floating Rate Income Fund | Class Y
Prospectus:
Trading Symbol	DFLYX